ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare	¥ 76,521		¥ 76,468
Freight payable	18,556		29,533
Deposit from suppliers	43,872		36,909
Installation fee payables	7,243		6,609
Product warranty	35,213		28,292
Marketing and promotion expenses	23,657		47,124
Payment for purchase of property	53,235		16,075
Other tax payable	1,572		3,474
Professional fee payables	6,866		4,265
Refund liabilities	948		2,656
Other current liabilities	47,297		65,685
Total	314,980		317,090
Less: non-current portion	(12,766)		(8,245)
Accrued expenses and other liabilities-current portion	¥ 302,214	$ 42,565	¥ 308,845